Interest in joint ventures	12 Months Ended
Dec. 31, 2017
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Interest in joint ventures
26	Interest in joint ventures

	2017 RMB million	2016 RMB million
Share of net assets	1,015	1,522

All the Group’s joint ventures are unlisted without quoted market price. The particulars of the Group’s principal joint ventures as at December 31, 2017 are as follows:

			Proportion of ownership interest held by
	Place of establishment/ operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Guangzhou Aircraft Maintenance Engineering Co., Ltd. (”GAMECO”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services

Guangzhou China Southern Zhongmian Dutyfree Store Co., Limited	PRC	50%	50%	—	50%	Sales of duty free goods in flight

China Southern West Australian Flying College Pty Ltd. (“Flying College”)	Australia	48.12%	48.12%	—	50%	Pilot training services

There is no joint venture that is individually material to the Group.

The Group has interest in a number of individually immaterial joint ventures that are accounted for using the equity method. The aggregate financial information of these joint ventures is summarized as following:

	2017 RMB million	2016 RMB million	2015 RMB million
Aggregate carrying amount of individually immaterial joint ventures	1,015	1,522	1,440
Aggregate amounts of the Group’s share of:
Profit from continuing operations and total comprehensive income	99	102	108